Revision of Prior Period Financial Statements - Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales and marketing	$ 7,289		$ 5,975		$ 14,175	$ 12,248
Total operating expense	23,279		17,920		45,141	36,696
Loss from operations	(13,024)		(10,385)		(25,446)	(21,370)
Net loss	$ (11,850)	$ (12,696)	$ (14,527)	$ (11,880)	$ (24,546)	$ (26,407)
Net loss per share attributable to common shares - basic	$ (0.18)		$ (1.05)		$ (0.54)	$ (2.04)
Net loss per share attributable to common shares - diluted	$ (0.18)		$ (1.05)		$ (0.54)	$ (2.04)	$ (0.83)	$ (0.51)
Weighted-average shares outstanding - basic	66,575,652		13,864,320		45,125,926	12,963,436
Weighted-average shares outstanding - diluted	66,575,652		13,864,320		45,125,926	12,963,436	58,801,357	50,361,879
Comprehensive Loss:
Net loss	$ (11,850)	(12,696)	$ (14,527)	(11,880)	$ (24,546)	$ (26,407)
Total comprehensive loss	$ (13,070)		(14,899)		$ (26,056)	(26,175)
Previously Reported | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales and marketing			6,618			13,193
Total operating expense			18,563			37,641
Loss from operations			(11,028)			(22,315)
Net loss		(13,042)	$ (15,170)	(12,182)		$ (27,352)
Net loss per share attributable to common shares - basic			$ (0.27)			$ (0.48)
Net loss per share attributable to common shares - diluted			$ (0.27)			$ (0.48)
Weighted-average shares outstanding - basic			60,764,608			56,816,307
Weighted-average shares outstanding - diluted			60,764,608			56,816,307
Comprehensive Loss:
Net loss		(13,042)	$ (15,170)	(12,182)		$ (27,352)
Total comprehensive loss			(15,542)			(27,120)
Adjustment | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales and marketing			(643)			(945)
Total operating expense			(643)			(945)
Loss from operations			643			945
Net loss		346	643	302		945
Comprehensive Loss:
Net loss		$ 346	643	$ 302		945
Total comprehensive loss			$ 643			$ 945